Description of Business and Basis of Presentation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Description of Business and Basis of Presentation
1. Description of Business and Basis of Presentation
Nettar Group Inc. is the holding company of Satellogic group (collectively, the “Group”) as of December 31, 2021, 2020 and 2019 and for the years then ended. It was incorporated on October 7, 2014 under the laws of the British Virgin Islands (“BVI”) as an International Business Company. The registered office is located at Kingston Chambers BOX 173 C/O Maples Corporate Services BVI LTD Road Town, Tortola D8 VG1110.
The Group invests in the software, hardware, optics of the aero-space industry, focusing on satellite and image analytics technologies. The goal is to build a planetary scale analytics platform based on a proprietary satellite constellation with the capability to generate insights from images and information, with focus on multi-temporal analysis and high frequency of revisits.
The financial
year-end
of the Group is December 31.
Nettar Group, Inc., and CF Acquisition Corp. V (Nasdaq: CFV) (“CF V”), a special purpose acquisition company sponsored by Cantor Fitzgerald, announced on July 5, 2021 that they have entered into a definitive merger agreement that will result in Satellogic Inc (a new entity of the Group, formed for the purpose of participating in the merger transaction with CF V) becoming a publicly traded company. Further information related to the merger transaction of the Group consummated after December 31, 2021, see Note 20 (Subsequent Events). Such transaction was initially filed by Satellogic Inc., a whole-owned subsidiary of the Group as of December 31, 2021, with the US Securities and Exchange Commission (SEC) on the
Form 8-K
on July 6, 2021, then in the Satellogic Inc.’s Registration Statement on
Form F-4 initially
filed with the SEC on August 12, 2021 and as amended on September 24, 2021, October 19, 2021, November 5, 2021 and November 10, 2021, which was declared effective by the SEC on November 12, 2021 and Satellogic Inc.’s definitive proxy statement filed with the SEC on November 12, 2021.
Basis of Presentation
The Consolidated Financial Statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and the rules and regulations of the US Securities and Exchange Commission (“SEC”).
The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial instruments that are measured at fair values at the end of each reporting period, as explained in the significant accounting policies below. Historical cost is generally based on the fair value of the consideration given in exchange for goods and services. The Consolidated Financial Statements are presented in United States dollars (hereinafter “US dollars” or “$”).
The Consolidated Statements of Profit or Loss and Other Comprehensive Loss, Consolidated Statements of Changes in Equity and Consolidated Statements of Cash Flows are presented for the years ended December 31, 2021, 2020 and 2019 for comparative information. The Consolidated Statements of Financial Position are presented as of December 31, 2021 and 2020 for comparative information.
These Consolidated Financial Statements as of December 31, 2021 and 2020 and for each of the three years in the period ended December 31, 2021, were approved by the Group’s Board of Directors on April 29, 2022.

Reclassification
Certain prior period amounts have been reclassified to conform with current period presentation.
Principles of Consolidation
The Consolidated Financial Statements included the accounts of Group and its 100% owned subsidiaries. All intercompany transactions and accounts are eliminated in consolidation.
Liquidity and Going Concern
The accompanying Consolidated Financial Statements have been prepared on a going concern basis, which contemplates continuity of operations, the realization of assets and the satisfaction of liabilities in the normal course of business. As shown in the accompanying Consolidated Financial Statements for the years ended December 31, 2021, 2020 and 2019, respectively, the Group incurred net losses of $117,741 thousand, $113,926 thousand and $20,765 thousand and used cash in operations of 27,720 thousand, $17,330 thousand and $14,069 thousand. As mentioned in Note 20 (Subsequent Events), on January 25, 2022 Satellogic Inc. (the “Company”), consummated the transactions contemplated by that previously announced Agreement and Plan of Merger dated as of July 5, 2021. The transaction resulted in the addition of approximately $168 million in cash to the Consolidated Statement of Financial Position in 2022. Refer to Note 20 (Subsequent Events) for additional information. The Group believes that its cash on hand following the consummation of the transaction mentioned above will be sufficient to meet its working capital and capital expenditure requirements for a period of at least 12 months from the end of the reporting period.